Reserves	12 Months Ended
Dec. 31, 2018
Reserves
Reserves

The notes included in this section focus on the Barclays Group’s loan capital and shareholders’ equity including issued share capital, retained earnings, other equity balances and interests of minority shareholders in our subsidiary entities (non-controlling interests). For more information on capital management and how the Barclays Group maintains sufficient capital to meet our regulatory requirements refer to page 141.

30 Reserves

Currency translation reserve

The currency translation reserve represents the cumulative gains and losses on the retranslation of the Barclays Group’s net investment in foreign operations, net of the effects of hedging.

Available for sale reserve

Following the adoption of IFRS 9, accumulated fair value changes of £228m previously recognised in the available for sale reserve are now recorded in fair value through other comprehensive income.

Fair value through other comprehensive income reserve

The fair value through other comprehensive income reserve represents the changes in the fair value of fair value through other comprehensive income investments since initial recognition.

Cash flow hedging reserve

The cash flow hedging reserve represents the cumulative gains and losses on effective cash flow hedging instruments that will be recycled to profit or loss when the hedged transactions affect profit or loss.

Own credit reserve

The own credit reserve reflects the cumulative own credit gains and losses on financial liabilities at fair value. Amounts in the own credit reserve are not recycled to profit or loss in future periods.

Other reserves and treasury shares

Other reserves relate to redeemed ordinary and preference shares issued by the Barclays Group.

Treasury shares relate to Barclays PLC shares held in relation to the Barclays Group’s various share schemes. These schemes are described in Note 32. Treasury shares are deducted from shareholders’ equity within other reserves. A transfer is made to retained earnings in line with the vesting of treasury shares held for the purposes of share-based payments.

	2018	2017
	£m	£m
Currency translation reserve	3,888	3,054
Available for sale reserve	-	364
Fair value through other comprehensive income reserve	(258)	-
Cash flow hedging reserve	660	1,161
Own credit reserve	(121)	(179)
Other reserves and treasury shares	984	983
Total	5,153	5,383